Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2015
Other Long-Term Liabilities [Text Block]

OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of the following:

	December 31,
	2015	2014
Provision for retirement indemnities (Japan & France)	1,596	1,404
Provision for employee termination indemnities (Italy)	310	285
Provision for warranty costs, less current portion	141	162
Conditional government subsidies, less current portion	237	140
Total	2,285	1,991

F- 26

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

Pension, post-retirement, and post-employment benefits for most of the Company’s employees are sponsored by European governments. The Company’s liability with respect to these plans is mostly limited to specific payroll deductions.

In addition to government-sponsored plans, subsidiaries in Japan and France have defined benefit retirement indemnity plans in place. The provision for retirement indemnities at December 31, 2015 represents an accrual for lump-sum retirement indemnity payments to be paid at the time an employee retires. This provision has been calculated taking into account the estimated payment at retirement (discounted to the current date), turnover and salary increases.

The provision is management best estimate based on the following assumptions as of year-end:

	Pension Benefits – France
	2015	2014	2013

Discount rate	2.20%	1.90%	3.30%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24

	Pension Benefits – Japan
	2015	2014	2013

Discount rate	1.00%	1.00%	1.40%
Salary increase	2.00%	2.00%	2.00%
Retirement age	60	60	60
Average retirement remaining service period	16	16	16

In 2015, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non-current liabilities	694	902
Current liabilities	-	4
Accumulated other comprehensive income (loss)	(82)	(314)
Total	612	592

In 2014, provision presentation according to ASC 715 in thousands of euros:

	France	Japan

Non-current liabilities	665	739
Current liabilities	-	3
Accumulated other comprehensive income (loss)	(115)	(299)
Total	550	443

F- 27

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

The Company does not have a funded benefit plan. Detailed reconciliation of pension cost components (in thousands of euros) during fiscal year ending December 31, 2015:

France	2015	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	665	491	517
Service cost	46	35	39
Interest cost	13	16	17
Actuarial (gain) / loss	(30)	123	(75)
Amortization of net prior service cost	-	-	4
Benefits paid	-	-	(11)
Benefit obligations at end of year (1)	694	665	491

Unrecognized actuarial (gain) loss (2)	58	89	27
Unrecognized prior service cost (2)	24	25	(33)
Accrued pension cost	612	550	498

(1)	The accumulated benefit obligation was € 474 thousand and € 460 thousand at December 31, 2015 and 2014 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2016 is € 1 thousand.

Japan	2015	2014	2013
Change in benefit obligations:
Benefit obligations at beginning of year	742	640	538
Service cost	72	64	46
Interest cost	8	9	7
Amortization of net loss	-	-	9
Actuarial (gain) / loss	-	35	156
Benefits paid	-	(4)	-
Exchange rate impact	84	(2)	(116)
Benefit obligations at end of year (1)	906	742	640

Unrecognized actuarial (gain) loss (2)	314	299	280
Unrecognized prior service cost (2)		-	-
Accrued pension cost	592	443	360

(1)	The accumulated benefit obligation was € 749 thousand and € 614 thousand at December 31, 2015 and 2014, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2015 is € 15 thousand.

F- 28

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands of euros unless otherwise noted, except per share data)

The benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five fiscal years thereafter, are detailed in the table below:

	France	Japan

2016	-	4
2017	26	5
2018	9	66
2019	-	53
2020	78	112
2021 - 2025	208	430